15007912

Nasdaq

Received SEC

JUL 01 2015

Washington, DC 20549

001- 37481

William Slattery, CFA
Vice President
Listing Qualifications

CELTNAS

<u>*By Electronic Mail*</u>

July 1, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 1, 2015, The Nasdaq Stock Market (the "Exchange") received from Pershing Gold Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of the registration, and we hereby join in such request.

Sincerely,

William Slattery